SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A Common Stock In The Balance Sheet (Details) - USD ($)	3 Months Ended		4 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2020	Sep. 30, 2022	Dec. 31, 2021
Gross proceeds					$ 250,000,000
Proceeds allocated to Public Warrants					(9,083,333)
Class A common stocks issuance costs					(13,638,664)
Accretion of carrying value to redemption value	$ 776,348	$ 48,138	$ 22,721,997	$ (824,486)	(22,721,997)
Class A common stock subject to possible redemption	$ 250,824,486		$ 250,000,000	$ 250,824,486	250,000,000
Class A Common Stock Subject to Redemption
Gross proceeds					250,000,000
Proceeds allocated to Public Warrants					(9,083,333)
Class A common stocks issuance costs					(13,638,664)
Accretion of carrying value to redemption value					(22,721,997)
Class A common stock subject to possible redemption					$ 250,000,000